Deposits (Maturity Schedule of Term Deposits) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 611,306	$ 652,090
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	136,959	143,758
Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	15,437	44,735
Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	223,692	225,517
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	37,882	30,412
Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	197,336	207,668
Within 1 year [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	423,362	466,611
Within 1 year [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	106,877	113,041
Within 1 year [member] | Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	15,433	44,732
Within 1 year [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	83,830	87,025
Within 1 year [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	20,538	15,622
Within 1 year [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	196,684	$ 206,191
Over 1 year to 2 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	75,331
Over 1 year to 2 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	17,296
Over 1 year to 2 years [member] | Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2
Over 1 year to 2 years [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	51,067
Over 1 year to 2 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	6,314
Over 1 year to 2 years [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	652
Over 2 years to 3 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	39,205
Over 2 years to 3 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	6,753
Over 2 years to 3 years [member] | Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1
Over 2 years to 3 years [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	28,311
Over 2 years to 3 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	4,140
Over 2 years to 3 years [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 3 years to 4 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	19,958
Over 3 years to 4 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	3,752
Over 3 years to 4 years [member] | Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 3 years to 4 years [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	14,668
Over 3 years to 4 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,538
Over 3 years to 4 years [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 4 years to 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	18,345
Over 4 years to 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2,279
Over 4 years to 5 years [member] | Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1
Over 4 years to 5 years [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	13,812
Over 4 years to 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2,253
Over 4 years to 5 years [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	35,105
Over 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2
Over 5 years [member] | Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 5 years [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	32,004
Over 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	3,099
Over 5 years [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Within 3 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	203,046
Within 3 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	45,952
Within 3 months [member] | Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	15,328
Within 3 months [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	39,046
Within 3 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	7,493
Within 3 months [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	95,227
Over 3 months to 6 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	106,531
Over 3 months to 6 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	24,351
Over 3 months to 6 months [member] | Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	56
Over 3 months to 6 months [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	19,236
Over 3 months to 6 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	5,288
Over 3 months to 6 months [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	57,600
Over 6 months to 12 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	113,785
Over 6 months to 12 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	36,574
Over 6 months to 12 months [member] | Deposits from bank [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	49
Over 6 months to 12 months [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	25,548
Over 6 months to 12 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	7,757
Over 6 months to 12 months [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 43,857